FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured and recorded at fair value on a recurring basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of March 31, 2026:

	Level I	Level II	Level III	Total
Liabilities
Derivative liabilities	$—	$—	$292,677	$292,677
3(a)(10) Settlement Agreement	—	—	3,687,000	3,687,000
Contingent consideration*	—	—	236,832	236,832
Convertible debt	—	—	6,593,923	6,593,923
Total liabilities	$—	$—	$10,810,432	$10,810,432
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $510,556 and RJZ settlement amounting to $1,024,002 which are not included in the table above as these are not fair valued.

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$234,389	$234,389
3(a)(10) Settlement Agreement	—	—	3,634,000	3,634,000
Contingent consideration*	—	—	330,226	330,226
Convertible debt	—	—	5,321,303	5,321,303
Total liabilities	$—	$—	$9,519,918	$9,519,918
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $417,163 and RJZ settlement amounting to $1,024,001 which are not included in the table above as these are not fair valued.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$234,389	$234,389
3(a)(10) Settlement Agreement	—	—	3,634,000	3,634,000
Contingent consideration	—	—	1,771,390	1,771,390
Convertible debt	—	—	5,321,303	5,321,303
Total liabilities	$—	$—	$10,961,082	$10,961,082

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000
Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
Contingent consideration	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

Schedule of reconciliation of assets and liabilities measured at fair value using Level 3 inputs

	Forward Purchase Agreement	Derivative liabilities	3(a)(10) Settlement Agreement	Contingent consideration (1)	Convertible debt
Balance, December 31, 2025	$—	$(234,389)	$(3,634,000)	$(330,226)	$(5,321,303)
Cash payment/(receipt)	—	—	—	—	533,890
Issuances	—	—	—	—	(1,861,000)
Commitment shares issued					102,030
Settlement through issuance of Company’s common stock	—	—	—	—	93,198
Change in fair value	—	(58,288)	(53,000)	—	(104,238)
Loss on issuance of financial instruments	—	—	—	—	(36,500)
Reclass from level 3	—	—	—	93,394	—
Ending balance, March 31, 2026	$—	$(292,677)	$(3,687,000)	$(236,832)	$(6,593,923)
(1)	Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $510,556 and RJZ settlement amounting to $1,024,002 which are not included in the table above as these are not fair valued.

	Forward		3(a)(10)
	Purchase	Derivative	Settlement	Contingent	Convertible
	Agreement	liabilities	Agreement	consideration	debt
Balance, December 31, 2024	$1,471,000	$(4,229,478)	$—	$(434,174)	$(8,542,323)
Cash payment/(receipt)	(500,000)	—	—	—	637,500
Issuances	—	—	(11,624,000)	—	(8,762,250)
Settlement through issuance of Company’s common stock and other adjustment **	—	4,360,247	8,711,829	—	11,276,082
Gain on extinguishment of debt and vendor payable	—	—	—	—	2,261,222
Loss on issuance of financial instruments	—	—	—	—	(45,250)
Additional RJZ settlement amount*	—	—	—	—	—
Reclass from level 3	—	—	—	215,612	—
Change in fair value	(971,000)	(365,158)	(721,829)	(111,664)	(2,146,284)
Ending balance, December 31, 2025	$—	$(234,389)	$(3,634,000)	$(330,226)	$(5,321,303)
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $417,163 and RJZ settlement amounting to $1,024,001 which are not included in the table above as these are not fair valued.

**

Other adjustment consist of $3,630,000 related to convertible debt liabilities transferred to 3(a)(10) and settlement of derivative liabilities of Libertas amounting to $2,648,508 by way of extinguishment (refer Note 11).

Schedule of carrying value and fair value for the convertible notes payable for which the Company elected the fair value option

	March 31, 2026		December 31, 2025
	Carrying Value	Fair Value	Carrying Value	Fair Value
2025 Convertible Notes	$3,236,210	$3,649,413	$3,212,250	$3,778,303
2026 Convertible Notes	2,007,150	1,798,510	—	—
SEPA Convertible Note	$991,135	1,146,000	1,386,975	1,543,000
	$6,234,495	$6,593,923	$4,599,225	$5,321,303

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2024 Convertible Notes	$—	$—	$2,440,000	$2,547,209
2025 Convertible Notes	3,212,250	3,778,303	—	—
Assumed 2024 Note	—	—	3,630,000	3,630,000
SEPA Convertible Note*	1,386,975	1,543,000	2,500,000	2,365,114
	$4,599,225	$5,321,303	$8,570,000	$8,542,323

* SEPA convertible note includes the SEPA option derivative liability of $65,114 as on December 31, 2024.

Forward purchase agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	August 2, 2024	July 12, 2024
	(modification)	(assumption)
Expected term	2.94 years	3.0 years
Price per share of Company’s common stock	$24.96	$113.28
Exercise price	$427.52	$427.52
Volatility	80.0%	46.0%
Risk-free interest rate	3.7%	4.2%
Dividend rate	0.0%	0.0%
Probability of completing the Business Combination	N/A	100.0%

Convertible Notes 2024 and 2025
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	December 31, 2025	December 31, 2024
Discount rate	20.0 - 65.0%	20.0%
Probability of conversion at maturity scenario	30.0 -100.0%	70.0 - 100.0%
Probability of voluntary conversion scenario/event of default scenarios	0.0 - 70.0%	0.0 - 30.0%
Remaining term for conversion at maturity scenario/event of default scenarios	0.01 - 0.52 years	0.01 - 0.28 years
Remaining term for voluntary conversion scenario	0.01 - 0.52 years	0.01 - 0.03 years

SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

Assumptions	March 31, 2026	December 31, 2025
Valuation technique	Discounted cash flow of scheduled installment payments	Discounted cash flow of scheduled installment payments
Outstanding balance	$991,135	1,386,975
Bi-weekly payment amount	250,000	250,000
Expected IPO / settlement date	June 30, 2026	March 31, 2026
Discount rate	16.0%	15.0%
Fair value of outstanding balance	$978,000	1,368,000
Termination fee (payable in Common Stock at IPO price)	$168,000	175,000
Fair value of SEPA (post-termination)	$—	—
Total fair value of Pre-Paid Advance Obligation	$1,146,000	1,543,000

December 31, 2024
Remaining term	0.97 years
Volatility	88.0%
Risk-free rate	4.3%
Drift term	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$13.12
Payments to be made through issuance of shares of Company’s common stock	11.1%
Payments to be made in cash	88.9%

Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

Assumptions	December 31, 2025
Valuation technique	Discounted cash flow of scheduled installment payments
Outstanding balance	$1,386,975
Bi-weekly payment amount	250,000
Expected IPO / settlement date	March 31, 2026
Discount rate	15.0%
Fair value of outstanding balance	$1,368,000
Termination fee (payable in Common Stock at IPO price)	$175,000
Fair value of SEPA (post-termination)	$—
Total fair value of Pre-Paid Advance Obligation	$1,543,000

Amended 2024 Convertible Notes | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	Amended 2024 FPA		2024 FPA
	December 31, 2024	December 16, 2024 (modification)	December 16, 2024 (modification)
Probability of maturity settlement scenario	15.0%	15.0%	15.0%
Probability of prepayment shortfall settlement scenario	85.0%	85.0%	85.0%
Recycled Shares held by Meteora	53,247	53,247	68.872
Price per share of Company’s common stock	$38.72	$24.64	$24.64
Remaining term	2.53 years	2.57 years	2.57 years
Risk-free interest rate	4.3%	4.2%	4.2%
Drift term	4.2%	4.1%	4.1%
Volatility	85.0%	81.0%	81.0%
Forecasted price per share of Company’s common stock at maturity	73.60	11.84	$11.84
Expected margin from Meteora’s sale of Recycled Shares	76.9%	76.9%	83.3%

3(a)(10) Settlement Agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

Input	Value
Stock price as of valuation date (pre-split)	$0.20
Equity volatility	89.0%
Risk-free rate	3.7%
Expected term	0.46 year
Drift term	3.6%

Input	Value
Stock price as of valuation date	$13.12
Equity volatility	80.0%
Risk-free rate	3.6%
Expected term	0.63 year
Drift term	3.5%

January 28, 2025
Price per share of Company’s common stock	$34.88
Equity volatility	88.0%
Remaining term	0.63 year
Risk-fee rate	4.2%
Drift term	4.10%

Contingent consideration
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	December 31, 2025	December 31, 2024
Operating leverage	150.0%	150.0%
Revenue volatility	20.3%	20.1%
EBITDA volatility	50.8%	50.2%
Earnout risk free rate	3.8%	4.5%
Long-term risk-free rate	4.8%	4.9%
Weighted average cost of capital	17.0%	18.0%
Correlation between revenue and EBITDA	0.61	0.65
Discount rate	15.0%	6.0%
Term to payment	0.1 - 6.1 years	0.1 - 7.1 years

Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

December 31, 2024
Price per share of Company’s common stock	$38.72
Equity volatility	92.0 - 93.0%
Forecasted per share of Company’s common stock - Reset Date	$35.84
Risk-fee rate - Reset Date	4.4%
Drift term - Reset Date	4.3%
Forecasted five day VWAP per share of Company’s common stock - First Reset Date	$30.72
Remaining term - Second Reset Date	1.04 year
Forecasted five day VWAP per share of Company’s common stock - Second Reset Date	$25.92

SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

December 31, 2024
Remaining term	0.97 years
Volatility	88.0%
Risk-free rate	4.3%
Drift term	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.41
Prepayment premium	107.0%